OTHER PAYABLES AND ACCRUALS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
OTHER PAYABLES AND ACCRUALS
Accrued production cost	$ 309,956	$ 823,675
Accrued salary	161,761	572,303
Accrued social security benefits	105,155	90,983
Accrued utilities	25,817	58,331
Accrued business tax and other	75,283	36,607
Total	$ 677,972	$ 1,581,899